Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Oct. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Research and Development Expense, Total		$ 3,226,000	$ 1,269,000	$ 2,137,000	$ 8,722,000
Impairment of Long-Lived Assets Held-for-use		0		0
Payments of Dividends, Total		0
Grants Receivable				5,700,000
Grant Reimbursements		1,198,000
Reclassification of Warrant into Equity		234,000
Gain (Loss) on Extinguishment of Debt, Total	$ 11,000
Operating Lease, Liability, Total		840,000		239,000
Lessee, Operating Lease, Liability, Payments, Due, Total		1,007,000
Operating Lease, Right-of-Use Asset		779,000
Accounting Standards Update 2016-02 [Member]
Operating Lease, Liability, Total						$ 227,000
Lessee, Operating Lease, Liability, Payments, Due, Total						$ 239,000
Lessee, Operating Lease, Discount Rate						9.41%
Operating Lease, Right-of-Use Asset						$ 227,000
Modified March 2018 and Modified September 2018 Notes [Member]
Gain (Loss) on Extinguishment of Debt, Total	$ 11,000
Embedded Derivative, Fair Value of Embedded Derivative Asset		0		0
Embedded Derivative, Fair Value of Embedded Derivative Liability		0		0
Research and Development Expense [Member]
Collaboration Initiation Payment		75,000
Money Market Funds [Member]
Restricted Cash, Total		200,000
Letter of Credit 1 [Member]
Restricted Cash, Total		$ 55,000		$ 55,000	55,000
Minimum [Member]
Property, Plant and Equipment, Useful Life		3 years		3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life		5 years		5 years
Grants Receivable				$ 5,700,000
Clinical Study, Premier Research International LLC and CRF Health, Inc. [Member]
Research and Development Expense, Total				95,000	6,200,000
Clinical Study, PRA Health, CRF Health, Inc., Premier Research International LLC, ICON Central Laboratories, and Almac Clinical Services [Member]
Research and Development Expense, Total				$ 185,000	$ 0
Accounts Payable 1 [Member] | Supplier Concentration Risk [Member] | Vendor 1 [Member]
Concentration Risk, Percentage		26.00%		52.00%	56.00%
Accounts Payable 1 [Member] | Supplier Concentration Risk [Member] | Vendor 2 [Member]
Concentration Risk, Percentage		22.00%		26.00%	31.00%
Accounts Payable 1 [Member] | Supplier Concentration Risk [Member] | Vendor 3 [Member]
Concentration Risk, Percentage		17.00%		15.00%
Accounts Payable 1 [Member] | Supplier Concentration Risk [Member] | Two of the Three Vendors Supporting Clinical Study Activities [Member]
Concentration Risk, Percentage		44.00%		67.00%
Accounts Payable 1 [Member] | Supplier Concentration Risk [Member] | One of the Two Vendors Supporting Manufacturing Activities [Member]
Concentration Risk, Percentage					56.00%